Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
X 368,810,423 MUNICIPAL BONDS - 98.1%
X 368,810,423
Education and Civic Organizations - 18.2%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 425 3.000%, 8/01/23 No Opt. Call BB+ $ 420,427
720 3.500%, 8/01/25 No Opt. Call BB+ 700,711
130 4.000%, 8/01/28 8/26 at 100.00 BB+ 125,866
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 N/R 956,664
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 N/R 101,278
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 1,003,380
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 BB+ 194,311
710 5.250%, 7/01/37 7/25 at 100.00 BB+ 726,415
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2016A:
465 4.000%, 7/01/23 No Opt. Call BB+ 466,376
300 4.000%, 7/01/24 No Opt. Call BB+ 300,459
135 4.000%, 7/01/25 No Opt. Call BB+ 134,672
130 4.000%, 7/01/26 7/25 at 100.00 BB+ 129,128
300 4.000%, 7/01/27 7/25 at 100.00 BB+ 296,739
370 4.000%, 7/01/28 7/25 at 100.00 BB+ 364,309
230 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 N/R 226,341
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
10/22 at 102.00 BB+ 657,261
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
860 4.500%, 7/01/26 No Opt. Call N/R 847,177
40 5.000%, 7/01/36 7/26 at 100.00 N/R 38,264
1,820 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call BB 1,790,443
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 958,396
Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 N/R 964,270
500 5.000%, 7/01/36 7/26 at 100.00 N/R 466,325
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 N/R 1,436,093
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 1,400,990
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 Aa1 1,067,435
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 BB+ 2,858,688
655 5.000%, 5/01/37 5/27 at 100.00 BB+ 663,161
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 Aa2 1,656,176

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
$ 100 3.000%, 12/01/22 No Opt. Call Baa2 $ 99,974
140 3.000%, 12/01/23 No Opt. Call Baa2 139,670
105 4.000%, 12/01/24 No Opt. Call Baa2 106,394
310 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Scholastica, Inc., Series 2012-7R, 3.375%, 12/01/22
No Opt. Call Baa2 310,205
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Gustavus Adolfus College, Series 2013-7W:
250 5.000%, 10/01/22 No Opt. Call A3 250,500
500 5.000%, 10/01/23 No Opt. Call A3 512,780
1,000 4.250%, 10/01/28 10/23 at 100.00 A3 1,012,640
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunidng Series 2021:
100 4.000%, 3/01/29 No Opt. Call Aa3 107,758
150 4.000%, 3/01/30 No Opt. Call Aa3 162,171
160 4.000%, 3/01/31 No Opt. Call Aa3 173,386
140 4.000%, 3/01/32 3/31 at 100.00 Aa3 149,972
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 Aa3 1,266,025
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 Baa1 1,329,762
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
500 4.000%, 10/01/32 10/30 at 100.00 A2 510,640
200 4.000%, 10/01/34 10/30 at 100.00 A2 200,102
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Johns University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 A2 680,253
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 A1 1,067,490
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 846,470
1,000 4.000%, 10/01/50 10/30 at 100.00 A1 959,280
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 N/R 811,355
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 4/23 at 100.00 A2 2,015,140
775 4.000%, 4/01/26 4/23 at 100.00 A2 780,781
300 4.000%, 4/01/27 4/23 at 100.00 A2 302,223
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 A2 758,850
525 4.000%, 10/01/35 10/27 at 100.00 A2 529,090
450 4.000%, 10/01/36 10/27 at 100.00 A2 450,364
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
400 5.000%, 10/01/27 No Opt. Call A2 439,204
295 5.000%, 10/01/28 No Opt. Call A2 327,754
1,000 4.000%, 10/01/31 10/29 at 100.00 A2 1,028,950
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 N/R 971,690
1,000 5.000%, 10/01/47 10/30 at 100.00 N/R 1,049,220
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 485,928
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 755,570
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 AA- 1,196,317

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Moorhead, Minnesota, Educational Facilities Revenue
Bonds, The Concordia College Corporation Project, Series
2016:
$ 980 4.000%, 12/01/30 12/25 at 100.00 Baa1 $ 984,949
1,060 4.000%, 12/01/32 12/25 at 100.00 Baa1 1,059,470
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 BB- 916,824
560 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Refunding Series 2013A, 5.000%, 12/01/26
10/22 at 100.00 BBB- 560,694
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 N/R 57,054
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38, 144A
7/27 at 100.00 N/R 729,916
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 BB+ 3,099,447
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38, 144A
6/25 at 100.00 N/R 201,898
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 BB+ 308,233
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A, 5.000%, 7/01/35
7/25 at 100.00 BB 894,231
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
55 4.000%, 7/01/23 No Opt. Call BB 55,086
700 5.000%, 7/01/33 7/23 at 100.00 BB 702,716
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
3/23 at 100.00 BB 252,252
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 N/R 2,774,931
University of Minnesota, General Obligation Bonds, Series
2014B:
1,000 4.000%, 1/01/31 1/24 at 100.00 Aa1 1,015,810
1,000 4.000%, 1/01/32 1/24 at 100.00 Aa1 1,014,860
1,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 1,009,200
University of Minnesota, General Obligation Bonds, Series
2019A:
1,310 5.000%, 4/01/29 No Opt. Call Aa1 1,501,601
1,890 5.000%, 4/01/30 4/29 at 100.00 Aa1 2,149,421
5,000 5.000%, 4/01/41 4/29 at 100.00 N/R 5,485,150
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
120 3.750%, 6/01/26 6/24 at 100.00 N/R 114,845
10 4.500%, 6/01/36 6/24 at 100.00 N/R 8,787
690 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 BB- 648,234
67,120 Total Education and Civic Organizations 68,285,272
Health Care - 15.8%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 N/R 3,380,413
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 BBB 1,135,428
1,040 4.000%, 4/01/32 4/27 at 100.00 BBB 1,011,868

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 N/R $ 1,068,120
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
1,045 5.000%, 2/15/33 2/28 at 100.00 A- 1,101,921
255 4.250%, 2/15/38 2/28 at 100.00 A- 250,974
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 BBB- 619,009
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 BBB- 224,664
1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 N/R 1,439,564
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 10/22 at 100.00 BBB 660,086
400 4.000%, 4/01/26 10/22 at 100.00 BBB 400,028
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 Baa1 2,086,160
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 Baa1 520,819
405 5.000%, 5/01/32 5/27 at 100.00 Baa1 423,043
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
470 4.000%, 11/15/37 11/31 at 100.00 N/R 463,721
1,500 4.000%, 11/15/38 11/31 at 100.00 N/R 1,476,765
3,000 4.000%, 11/15/39 11/31 at 100.00 N/R 2,946,420
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,190 5.000%, 11/15/28 11/25 at 100.00 A+ 1,257,747
1,100 5.000%, 11/15/29 11/25 at 100.00 A+ 1,160,434
1,000 5.000%, 11/15/30 11/25 at 100.00 A+ 1,052,530
2,000 5.000%, 11/15/32 11/25 at 100.00 A+ 2,092,380
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
3,390 5.000%, 11/15/35 11/28 at 100.00 A+ 3,615,977
2,100 5.000%, 11/15/36 11/28 at 100.00 A+ 2,235,975
500 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/29
5/27 at 100.00 AA- 548,585
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B:
2,560 5.000%, 11/15/29 No Opt. Call AA 2,937,472
1,000 5.000%, 11/15/33 No Opt. Call AA 1,187,320
2,650 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 4.000%, 11/15/39
11/32 at 100.00 N/R 2,589,898
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA- 2,034,169
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
3,720 5.000%, 7/01/28 7/25 at 100.00 A 3,913,477
1,550 5.000%, 7/01/30 7/25 at 100.00 A 1,622,850
4,500 5.000%, 7/01/32 7/25 at 100.00 A 4,684,500
1,155 4.000%, 7/01/35 7/25 at 100.00 A 1,135,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
$ 1,000 5.000%, 11/15/28 11/27 at 100.00 A+ $ 1,086,760
1,000 5.000%, 11/15/34 11/27 at 100.00 A+ 1,061,110
1,745 4.000%, 11/15/35 11/27 at 100.00 A+ 1,704,080
625 4.000%, 11/15/36 11/27 at 100.00 A+ 606,050
1,305 4.000%, 11/15/37 11/27 at 100.00 A+ 1,261,752
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 A 1,238,496
1,140 5.000%, 9/01/29 9/24 at 100.00 A 1,170,825
57,570 Total Health Care 59,406,940
Housing/Multifamily - 0.1%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
10/22 at 100.00 Aaa 500,780
Housing/Single Family - 0.4%
165 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
9/22 at 100.00 AA+ 165,082
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 AA+ 119,614
265 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.350%, 7/01/23, (AMT)
No Opt. Call AA+ 261,521
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E:
680 1.850%, 1/01/29 No Opt. Call AA+ 630,564
410 1.900%, 7/01/29 No Opt. Call AA+ 378,602
1,640 Total Housing/Single Family 1,555,383
Industrials - 0.3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
12/22 at 100.00 A+ 1,004,800
Long-Term Care - 10.8%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 N/R 223,860
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase
II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call N/R 223,767
240 4.000%, 9/01/28 No Opt. Call N/R 234,987
270 4.000%, 9/01/31 9/28 at 102.00 N/R 252,115
465 4.000%, 9/01/36 9/28 at 102.00 N/R 415,984
440 4.000%, 9/01/41 9/28 at 102.00 N/R 376,275
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
9/23 at 102.00 N/R 921,180
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 Baa1 1,039,000
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 N/R 93,538
100 4.000%, 9/01/30 9/26 at 102.00 N/R 91,675
100 4.000%, 9/01/31 9/26 at 102.00 N/R 89,663
100 4.000%, 9/01/32 9/26 at 102.00 N/R 87,667
155 4.000%, 9/01/33 9/26 at 102.00 N/R 133,573
100 4.000%, 9/01/34 9/26 at 102.00 N/R 84,672

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
8/23 at 100.00 N/R $ 823,020
1,110 City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities
Revenue Bonds, Walker Minneapolis Campus Project, Series 2015,
4.625%, 11/15/31
11/22 at 100.00 N/R 998,068
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 N/R 296,793
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
10/22 at 101.00 N/R 216,473
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
9/23 at 100.00 N/R 179,226
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 1/23 at 100.00 N/R 950,140
500 5.000%, 1/01/34 1/23 at 100.00 N/R 445,260
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 10/22 at 100.00 N/R 2,316,503
1,100 5.000%, 8/01/36, 144A 10/22 at 100.00 N/R 1,100,143
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 N/R 425,285
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/22 at 100.00 N/R 1,408,983
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 N/R 182,708
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 N/R 85,851
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
1,400 5.000%, 11/15/24 11/22 at 100.00 N/R 1,386,686
1,650 4.750%, 11/15/28 11/22 at 100.00 N/R 1,564,794
Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series
2015:
425 4.750%, 11/01/28 5/23 at 100.00 N/R 420,504
750 5.250%, 11/01/45 5/23 at 100.00 N/R 742,995
Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series
2019:
190 2.900%, 8/01/23 No Opt. Call N/R 186,703
100 3.100%, 8/01/25 8/24 at 101.00 N/R 94,878
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call N/R 384,609
Rochester, Minnesota, Health Care and Housing Revenue
Bonds, Samaritan Bethany, Inc. Project, Refunding Series
2017A:
775 3.875%, 8/01/26 8/25 at 100.00 N/R 754,246
805 4.000%, 8/01/27 8/25 at 100.00 N/R 781,188
2,000 4.000%, 8/01/30 8/25 at 100.00 N/R 1,869,280
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 N/R 356,801
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 N/R 868,990
2,760 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 2,684,238
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call Baa2 523,745
1,015 5.000%, 12/01/26 No Opt. Call Baa2 1,072,906

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
$ 160 3.100%, 11/01/31, 144A 11/26 at 102.00 N/R $ 132,536
625 3.150%, 11/01/32, 144A 11/26 at 102.00 N/R 509,206
Saint Paul Park, Minnesota, Health Facilities Revenue Bonds,
Presbyterian Homes Interlude Transitional Care Projects,
Refunding Series 2018:
510 4.200%, 5/01/33 5/23 at 102.00 N/R 486,300
1,940 4.750%, 5/01/38 5/23 at 102.00 N/R 1,918,757
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 N/R 485,550
550 3.700%, 9/01/28 9/24 at 100.00 N/R 533,280
350 3.800%, 9/01/29 9/24 at 100.00 N/R 338,082
565 3.900%, 9/01/30 9/24 at 100.00 N/R 543,541
320 4.125%, 9/01/34 9/24 at 100.00 N/R 303,834
1,590 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call N/R 1,641,723
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,209,004
Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020:
50 2.450%, 3/01/23 No Opt. Call N/R 49,484
120 2.700%, 3/01/26 3/25 at 101.00 N/R 111,755
335 2.950%, 3/01/28 3/25 at 101.00 N/R 300,696
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
175 3.000%, 8/01/27 8/24 at 102.00 N/R 167,108
300 3.125%, 8/01/28 8/24 at 102.00 N/R 284,466
300 3.250%, 8/01/29 8/24 at 102.00 N/R 282,699
225 3.375%, 8/01/30 8/24 at 102.00 N/R 209,864
600 5.000%, 8/01/31 8/24 at 102.00 N/R 610,848
450 5.000%, 8/01/32 8/24 at 102.00 N/R 457,326
250 5.000%, 8/01/33 8/24 at 102.00 N/R 253,622
555 5.000%, 8/01/34 8/24 at 102.00 N/R 562,448
250 5.000%, 8/01/35 8/24 at 102.00 N/R 253,088
500 4.000%, 8/01/44 8/24 at 102.00 N/R 432,065
42,220 Total Long-Term Care 40,466,254
Tax Obligation/General - 27.5%
2,000 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa2 2,245,640
1,475 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 AAA 1,439,998
1,165 Barnesville Independent School District 146 Public Schools, Clay, Otter
Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School
Building Series 2019A, 4.000%, 2/01/31
2/28 at 100.00 Aa2 1,239,444
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 AAA 1,475,910
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 AAA 3,468,010
1,000 4.000%, 2/01/33 2/27 at 100.00 AAA 1,039,850

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
$ 2,145 4.000%, 2/01/35 2/27 at 100.00 Aa2 $ 2,217,587
1,720 4.000%, 2/01/37 2/27 at 100.00 Aa2 1,746,023
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
11/23 at 100.00 AA 2,034,440
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa2 1,013,980
1,055 Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/28 at 100.00 AAA 1,121,117
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 AAA 1,331,325
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 Aa2 953,351
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 Aa2 3,322,998
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
4.000%, 2/01/32
2/28 at 100.00 AAA 1,613,217
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 AA+ 2,623,738
Fridley Independent School District 14, Anoka County,
Minnesota, General Obligation Bonds, Alternative Facility,
Series 2016B:
2,620 5.000%, 2/01/27 2/26 at 100.00 Aa2 2,847,259
1,075 4.000%, 2/01/28 2/26 at 100.00 Aa2 1,131,480
665 Goodhue County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2015A, 3.000%, 2/01/27
2/23 at 100.00 Aa2 666,377
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,578,065
Greenway Independent School District 316, Itasca
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2019F:
1,265 0.000%, 2/01/27 2/26 at 97.95 AAA 1,114,035
1,345 0.000%, 2/01/28 2/26 at 95.70 AAA 1,146,209
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 N/R 6,191,338
500 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 501,345
100 La Crescent, Minnesota, General Obligation Bonds, Series 2019B, 4.000%,
2/01/23
No Opt. Call A1 100,670
130 Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A,
3.000%, 12/15/23
No Opt. Call AA 130,742
625 Lester Prairie Independent School District 424, McLeaod County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/29 at 100.00 Aa2 668,331
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 AAA 2,753,580
1,980 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2019B, 4.000%, 2/01/34
2/29 at 100.00 AAA 2,063,695
Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 AAA 1,550,640
500 4.000%, 12/01/35 12/26 at 100.00 AAA 514,055
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013A, 5.000%, 8/01/25
8/23 at 100.00 AAA 2,050,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.500%, 10/01/28
10/23 at 100.00 AAA $ 2,023,320
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 N/R 5,247,033
Minnetonka Independent School District 276, Hennepin
County, Minnesota, General Obligation Bonds, Refunding
Series 2013H:
525 4.000%, 2/01/25 2/23 at 100.00 Aaa 528,570
600 4.000%, 2/01/26 2/23 at 100.00 Aaa 604,056
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 Aa2 517,800
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 Aa2 1,523,454
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 AAA 2,169,269
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa2 831,606
1,375 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, School Building
Series 2019A, 5.000%, 2/01/31
2/28 at 100.00 Aa2 1,529,866
Northland Independent School District 118, Minnesota,
General Obligation Bonds, Series 2016A:
560 3.000%, 2/01/27 2/24 at 100.00 Aa2 563,797
1,185 3.000%, 2/01/29 2/24 at 100.00 Aa2 1,191,067
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 Aa1 1,555,230
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 Aa2 1,038,695
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 AAA 927,863
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa2 1,259,688
2,400 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/35
2/27 at 100.00 Aa2 2,463,288
2,500 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 2,530,700
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 Aa2 1,135,090
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/23 at 100.00 Aa2 577,294
3,950 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
5.000%, 2/01/30
2/27 at 100.00 Aa2 4,341,800
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 Aa2 1,231,799
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/39
2/30 at 100.00 N/R 1,721,641
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
200 4.000%, 2/01/28 2/27 at 100.00 Aa2 210,850
225 4.000%, 2/01/30 2/27 at 100.00 Aa2 236,794
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%,
2/01/27
2/24 at 100.00 Aa2 1,249,908

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 Aa2 $ 1,392,297
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 N/R 2,060,480
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa2 2,081,640
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 AAA 952,680
1,475 Spring Lake Independent School District 16, Anoka County, Minnesota,
General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26
2/25 at 100.00 Aa2 1,493,526
2,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/28
2/24 at 100.00 Aa2 2,043,800
360 Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A,
4.000%, 2/01/30 - AGM Insured
2/28 at 100.00 AA 381,355
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 AAA 1,820,572
100,060 Total Tax Obligation/General 103,331,437
Tax Obligation/Limited - 10.2%
695 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28
No Opt. Call Aa2 772,180
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 N/R 51,865
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 AAA 1,482,552
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,071,780
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Grant Park Project, Refunding Series 2015:
495 3.650%, 3/01/24 3/23 at 100.00 N/R 493,926
200 3.800%, 3/01/25 3/23 at 100.00 N/R 199,732
200 4.000%, 3/01/27 3/23 at 100.00 N/R 200,028
340 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24
3/23 at 100.00 N/R 340,371
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy
Tower Project, Series 2015:
1,115 4.000%, 3/01/25 3/24 at 100.00 N/R 1,110,629
500 5.000%, 3/01/29 3/24 at 100.00 N/R 502,880
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 AA+ 1,205,474
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 AA+ 963,312
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019A, 4.000%, 8/01/32
8/29 at 100.00 AA+ 803,518
1,055 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,112,002
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 AA+ 3,170,329
1,810 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,888,482
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
755 5.000%, 8/01/33 8/31 at 100.00 N/R 861,764
880 3.000%, 8/01/37 8/31 at 100.00 N/R 763,937

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
$ 1,085 5.000%, 8/01/33 8/31 at 100.00 N/R $ 1,238,430
3,295 4.000%, 8/01/39 8/31 at 100.00 N/R 3,147,977
2,385 4.000%, 8/01/40 8/31 at 100.00 N/R 2,264,438
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
10/22 at 100.00 AA+ 1,187,927
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 A1 605,762
350 3.250%, 2/01/30 2/25 at 100.00 A1 350,560
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
235 4.000%, 5/01/26 No Opt. Call Aa3 247,009
175 4.000%, 5/01/27 No Opt. Call Aa3 185,498
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 935,100
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call Baa2 1,358,686
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
630 5.000%, 2/01/30 2/25 at 100.00 A1 663,762
725 4.000%, 2/01/38 2/25 at 100.00 A1 726,530
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 AAA 1,671,604
1,020 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/32
2/29 at 100.00 AAA 1,090,390
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 AAA 264,599
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 A+ 772,514
200 Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B, 4.000%, 2/01/30
No Opt. Call N/R 209,862
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health
Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%,
10/01/29
10/25 at 100.00 N/R 3,497,515
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
375 4.000%, 2/01/26 No Opt. Call Baa1 383,756
320 4.000%, 2/01/28 No Opt. Call Baa1 329,475
330 4.000%, 2/01/30 No Opt. Call Baa1 339,250
37,920 Total Tax Obligation/Limited 38,465,405
Transportation - 4.9%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
335 5.000%, 1/01/29 1/24 at 100.00 A+ 344,661
2,000 5.000%, 1/01/30 1/24 at 100.00 A+ 2,057,260
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 N/R 1,110,790
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call A+ 3,216,720
2,540 5.000%, 1/01/31, (AMT) 7/29 at 100.00 A+ 2,760,091
895 5.000%, 1/01/33, (AMT) 7/29 at 100.00 A+ 960,049
550 5.000%, 1/01/34, (AMT) 7/29 at 100.00 A+ 587,818
1,500 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 1,557,330

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
$ 1,050 5.000%, 1/01/34 1/27 at 100.00 AA- $ 1,130,451
2,310 5.000%, 1/01/35 1/27 at 100.00 AA- 2,476,643
180 5.000%, 1/01/36 1/27 at 100.00 AA- 192,343
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
855 5.000%, 1/01/35, (AMT) (WI/DD, Settling 9/07/22) 1/32 at 100.00 N/R 920,801
1,000 5.000%, 1/01/47, (AMT) (WI/DD, Settling 9/07/22) 1/32 at 100.00 N/R 1,047,520
17,215 Total Transportation 18,362,477
U.S. Guaranteed - 4.7% (4)
Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building
Series 2014A:
1,000 4.000%, 2/01/26, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 1,006,160
1,275 4.000%, 2/01/27, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 1,282,854
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Catherine University, Refunding Series
2012-7Q:
740 5.000%, 10/01/23, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa1 741,613
490 5.000%, 10/01/24, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa1 491,068
570 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2013B, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa3 588,565
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Olmsted Medical Center Project, Series 2013:
940 3.000%, 7/01/25, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 943,741
515 3.250%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 518,100
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 1,179,585
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 2,450,320
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
2,850 5.000%, 1/01/29, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 2,946,900
2,750 5.000%, 1/01/30, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 2,843,500
1,000 5.000%, 1/01/31, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,034,000
1,150 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,189,100
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 523,205
17,165 Total U.S. Guaranteed 17,738,711
Utilities - 5.2%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A:
475 4.000%, 12/01/28 12/24 at 100.00 AA 490,257
495 4.000%, 12/01/29 12/24 at 100.00 AA 510,741
175 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/33 - AGM Insured
1/30 at 100.00 N/R 184,735
1,140 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25
- AGM Insured
10/22 at 100.00 AA 1,142,303
Hutchinson, Minnesota, Public Utility Revenue Bonds,
Refunding Series 2012A:
580 5.000%, 12/01/25 12/22 at 100.00 A1 583,793
670 5.000%, 12/01/26 12/22 at 100.00 A1 674,382
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225 4.000%, 12/01/27 No Opt. Call AA 238,216
100 4.000%, 12/01/33 12/28 at 100.00 AA 104,382

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 N/R $ 674,935
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 A1 526,555
500 5.000%, 10/01/30 10/24 at 100.00 A1 526,555
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 A1 1,013,340
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
1/23 at 100.00 A- 1,441,268
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 AA 756,188
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 AA 1,090,480
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,070,161
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
100 3.000%, 10/01/22 No Opt. Call A- 100,047
200 3.000%, 10/01/25 No Opt. Call A- 200,770
100 3.000%, 10/01/27 No Opt. Call A- 99,989
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 AA- 2,593,475
1,000 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call A+ 908,560
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2012A:
1,000 3.000%, 1/01/28 1/23 at 100.00 Aa3 1,001,470
1,250 5.000%, 1/01/29 1/23 at 100.00 Aa3 1,257,900
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 Aa3 1,433,002
1,000 5.000%, 1/01/33 1/26 at 100.00 Aa3 1,069,460
19,260 Total Utilities 19,692,964
$ 361,670 Total Long-Term Investments (cost $376,270,769) 368,810,423
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.8%
X 3,000,000 MUNICIPAL BONDS - 0.8%
X 3,000,000
Health Care - 0.8%
$ 3,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health  Services, Series 2018A, 1.080%, 11/15/48, (Mandatory Put
8/31/22) (5)
8/22 at 100.00 AA+ $ 3,000,000
$ 3,000 Total Short-Term Investments (cost $3,000,000) $ 3,000,000
Total Investments (cost $379,270,769) - 98.9% 371,810,423
Other Assets Less Liabilities - 1.1% 4,220,079
Net Assets - 100% $ 376,030,502

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 368,810,423 $ – $ 368,810,423
Short-Term Investments:
Municipal Bonds – 3,000,000 – 3,000,000
Total
$ – $ 371,810,423 $ – $ 371,810,423
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
MUNICIPAL BONDS - 99.3%
Education and Civic Organizations - 16.2%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 BB+ $ 112,287
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R 2,652,615
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 N/R 100,338
2,000 5.000%, 7/01/47 7/24 at 102.00 N/R 1,930,900
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 BB+ 690,606
500 5.500%, 7/01/50 7/25 at 100.00 BB+ 509,785
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
10/22 at 102.00 BB+ 1,046,381
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 1,018,720
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 N/R 95,660
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 5,251,934
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 BB 606,330
1,000 5.000%, 7/01/34 7/24 at 100.00 BB 1,004,610
525 5.000%, 7/01/44 7/24 at 100.00 BB 516,059
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 3,648,431
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 N/R 1,047,991
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 N/R 1,429,874
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Northeast College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 N/R 384,646
100 5.000%, 7/01/55 7/30 at 100.00 N/R 88,309
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
500 6.000%, 7/01/33 7/23 at 100.00 BB+ 507,605
3,715 6.000%, 7/01/43 7/23 at 100.00 BB+ 3,756,311
1,260 6.125%, 7/01/48 7/23 at 100.00 BB+ 1,274,767
420 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Augsburg College, Series 2014-8-C, 3.500%, 5/01/23
9/22 at 100.00 Ba1 418,022
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 BB+ 2,374,219
4,700 5.000%, 5/01/47 5/27 at 100.00 BB+ 4,711,233
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017:
1,000 4.000%, 3/01/37 3/27 at 100.00 Aa2 1,014,210
1,000 4.000%, 3/01/39 3/27 at 100.00 Aa2 1,008,320
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 Baa2 475,610

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunidng Series 2021:
$ 140 4.000%, 3/01/33 3/31 at 100.00 Aa3 $ 148,798
155 4.000%, 3/01/34 3/31 at 100.00 Aa3 162,656
125 4.000%, 3/01/35 3/31 at 100.00 Aa3 130,066
155 4.000%, 3/01/36 3/31 at 100.00 Aa3 160,200
100 4.000%, 3/01/37 3/31 at 100.00 Aa3 102,542
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 Aa3 1,010,830
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 704,471
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John?s University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 A2 365,005
385 5.000%, 10/01/34 10/25 at 100.00 A2 400,773
170 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/35
10/30 at 100.00 A2 169,495
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N, 4.000%, 10/01/35
10/26 at 100.00 A1 503,185
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 846,470
3,000 4.000%, 10/01/50 10/30 at 100.00 A1 2,877,840
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 N/R 983,460
575 4.125%, 10/01/41 10/30 at 100.00 N/R 558,722
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 A2 1,071,550
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 A2 100,081
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
1,000 5.000%, 10/01/34 10/29 at 100.00 A2 1,087,300
2,000 5.000%, 10/01/40 10/29 at 100.00 A2 2,117,020
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
500 4.000%, 10/01/40 10/30 at 100.00 N/R 484,885
1,490 4.125%, 10/01/42 10/30 at 100.00 N/R 1,439,102
500 4.125%, 10/01/42 10/30 at 100.00 N/R 482,920
2,045 5.000%, 10/01/47 10/30 at 100.00 N/R 2,145,655
805 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38, (AMT)
11/27 at 100.00 AA 681,545
1,950 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 1,999,082
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 1,063,895
700 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Series 2004A, 5.500%, 12/01/33
10/22 at 100.00 BBB- 700,854
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 113,917
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 1,354,240
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A:
240 5.500%, 7/01/38, 144A 7/27 at 100.00 N/R 246,732
685 5.500%, 7/01/52, 144A 7/27 at 100.00 N/R 695,083

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Refunding Series 2020A:
$ 1,500 5.000%, 9/01/40 9/30 at 100.00 BB+ $ 1,499,985
1,000 5.000%, 9/01/43 9/30 at 100.00 BB+ 991,010
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
500 5.750%, 9/01/46 9/26 at 100.00 BB+ 518,190
1,000 6.000%, 9/01/51 9/26 at 100.00 BB+ 1,045,390
3,800 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/45
12/28 at 102.00 BB 3,352,512
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,002,240
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 N/R 1,616,534
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 4.000%, 9/01/31
9/24 at 102.00 BB+ 712,203
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 1,706,100
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 BB 633,131
1,030 5.375%, 7/01/50 7/25 at 100.00 BB 1,043,524
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 BB 1,220,923
2,620 5.000%, 7/01/55 7/27 at 102.00 BB 2,571,713
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
500 5.000%, 7/01/33 7/23 at 100.00 BB 501,940
1,450 5.000%, 7/01/44 7/23 at 100.00 BB 1,452,813
1,435 Saint Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2013A, 5.000%, 12/01/33
12/22 at 100.00 BB+ 1,437,454
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
2,035 5.000%, 10/01/41 10/26 at 100.00 N/R 2,007,833
380 5.125%, 10/01/48 10/26 at 100.00 N/R 373,274
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 N/R 1,467,960
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 503,130
University of Minnesota, General Obligation Bonds, Series
2014B:
2,235 4.000%, 1/01/33 1/24 at 100.00 Aa1 2,263,809
2,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 2,018,400
University of Minnesota, General Obligation Bonds, Series
2019A:
2,110 5.000%, 4/01/40 4/29 at 100.00 Aa1 2,319,122
1,045 5.000%, 4/01/41 4/29 at 100.00 N/R 1,146,396
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
6/24 at 100.00 N/R 16,967

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Math and Science Academy Building Company,
Refunding Series 2020A:
$ 390 4.000%, 12/01/40 12/25 at 102.50 BBB- $ 351,409
450 4.000%, 12/01/50 12/25 at 102.50 BBB- 379,076
660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 BB- 525,670
100,060 Total Education and Civic Organizations 97,262,855
Health Care - 18.4%
Chippewa County, Minnesota, Gross Revenue Hospital
Bonds, Montevideo Hospital Project, Refunding Series
2016:
500 4.000%, 3/01/32 3/26 at 100.00 N/R 488,700
2,000 4.000%, 3/01/37 3/26 at 100.00 N/R 1,856,280
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
550 3.000%, 4/01/26 No Opt. Call BBB 544,736
485 5.000%, 4/01/41 4/27 at 100.00 BBB 496,640
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 A- 521,810
1,200 4.250%, 2/15/43 2/28 at 100.00 A- 1,152,768
2,000 5.000%, 2/15/43 2/28 at 100.00 A- 2,059,760
980 4.250%, 2/15/48 2/28 at 100.00 A- 921,445
17,115 5.000%, 2/15/48 2/28 at 100.00 A- 17,546,811
3,000 5.250%, 2/15/53 2/28 at 100.00 A- 3,120,390
2,850 5.000%, 2/15/58 2/28 at 100.00 A- 2,902,526
590 5.250%, 2/15/58 2/28 at 100.00 A- 609,635
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 BBB- 378,144
175 4.000%, 6/15/38 6/31 at 100.00 BBB- 158,683
175 4.000%, 6/15/39 6/31 at 100.00 BBB- 156,999
570 3.000%, 6/15/44 6/31 at 100.00 BBB- 399,251
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 BBB- 408,042
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 N/R 1,278,450
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 10/22 at 100.00 BBB 500,010
760 4.000%, 4/01/31 10/22 at 100.00 BBB 745,302
1,220 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 1,143,726
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 Baa1 447,168
430 5.000%, 5/01/32 5/27 at 100.00 Baa1 449,157
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
500 4.000%, 11/15/36 11/31 at 100.00 N/R 495,340
2,725 4.000%, 11/15/37 11/31 at 100.00 N/R 2,688,594
10,360 4.000%, 11/15/39 11/31 at 100.00 N/R 10,174,970
1,435 4.000%, 11/15/40 11/31 at 100.00 N/R 1,403,861

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
$ 525 5.000%, 11/15/26 11/25 at 100.00 A+ $ 555,692
485 4.000%, 11/15/40 11/25 at 100.00 A+ 463,141
2,000 5.000%, 11/15/44 11/25 at 100.00 A+ 2,047,580
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
600 5.000%, 11/15/33 11/28 at 100.00 A+ 646,758
1,000 5.000%, 11/15/36 11/28 at 100.00 A+ 1,064,750
285 4.000%, 11/15/37 11/28 at 100.00 A+ 275,555
3,965 4.000%, 11/15/48 11/28 at 100.00 A+ 3,620,005
7,000 5.000%, 11/15/49 11/28 at 100.00 A+ 7,274,400
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/29
5/27 at 100.00 AA- 1,097,170
1,500 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2019, 5.000%, 11/15/29
No Opt. Call AA- 1,714,845
2,400 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/33
No Opt. Call AA 2,849,568
5,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 N/R 5,988,840
675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 AA- 699,833
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019:
2,070 5.000%, 5/01/48 5/29 at 100.00 AA- 2,157,582
820 4.000%, 5/01/49 5/29 at 100.00 AA- 770,898
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
8,310 5.000%, 7/01/30 7/25 at 100.00 A 8,700,570
4,840 4.000%, 7/01/35 7/25 at 100.00 A 4,758,494
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call A+ 1,677,936
2,135 5.000%, 11/15/27 No Opt. Call A+ 2,325,634
755 4.000%, 11/15/36 11/27 at 100.00 A+ 732,108
640 4.000%, 11/15/37 11/27 at 100.00 A+ 618,791
2,830 4.000%, 11/15/43 11/27 at 100.00 A+ 2,664,558
1,310 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
10/22 at 100.00 N/R 1,310,799
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 A 1,980,060
1,410 5.000%, 9/01/34 9/24 at 100.00 A 1,433,843
108,740 Total Health Care 110,478,608
Housing/Multifamily - 0.4%
2,500 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
9/22 at 100.00 Aaa 2,500,325
Housing/Single Family - 0.7%
15 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
9/22 at 100.00 AA+ 14,882
40 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
9/22 at 100.00 AA+ 40,025
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 AA+ 359,715

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
$ 475 1.550%, 7/01/25, (AMT) No Opt. Call AA+ $ 453,506
380 1.700%, 7/01/26, (AMT) No Opt. Call AA+ 357,702
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D:
230 1.625%, 1/01/26, (AMT) No Opt. Call AA+ 218,010
210 1.650%, 7/01/26, (AMT) No Opt. Call AA+ 197,303
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call AA+ 423,163
460 1.350%, 7/01/27, (AMT) No Opt. Call AA+ 419,189
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call AA+ 345,599
390 1.600%, 7/01/28, (AMT) No Opt. Call AA+ 352,256
485 1.750%, 1/01/29, (AMT) No Opt. Call AA+ 435,258
485 1.800%, 7/01/29, (AMT) No Opt. Call AA+ 432,412
245 1.900%, 1/01/30, (AMT) No Opt. Call AA+ 217,785
240 1.950%, 7/01/30, (AMT) No Opt. Call AA+ 212,016
4,860 Total Housing/Single Family 4,478,821
Industrials - 0.4%
2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 2,225,362
Long-Term Care - 8.4%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 1,884,887
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. ? Orchard Path
Phase II Project, Series 2021:
840 4.000%, 9/01/51 9/28 at 102.00 N/R 666,599
875 4.000%, 9/01/61 9/28 at 102.00 N/R 667,380
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. ? Orchard Path Project, Refunding Series
2018, 5.000%, 9/01/43
9/23 at 102.00 N/R 991,010
Center City, Minnesota, Health Care Facilities Revenue
Bonds, Hazelden Betty Ford Foundation Project, Series
2014:
375 4.000%, 11/01/39 11/24 at 100.00 Baa1 363,195
500 5.000%, 11/01/44 11/24 at 100.00 Baa1 508,575
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 N/R 433,875
1,500 5.000%, 9/01/52 9/26 at 102.00 N/R 1,247,340
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
8/23 at 100.00 N/R 1,510,755
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 N/R 1,380,885
Cloquet, Minnesota, Housing Facilities Revenue Bonds,
HADC Cloquet LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 N/R 193,637
700 4.000%, 8/01/41 8/28 at 102.00 N/R 550,949
200 4.000%, 8/01/48 8/28 at 102.00 N/R 146,476
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
10/22 at 100.00 N/R 1,007,602

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
$ 575 5.250%, 1/01/40 1/23 at 100.00 N/R $ 492,850
1,175 5.250%, 1/01/46 1/23 at 100.00 N/R 959,787
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
10/22 at 100.00 N/R 1,194,916
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 N/R 406,840
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/22 at 100.00 N/R 1,163,516
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 N/R 361,128
1,000 5.000%, 7/01/49 7/25 at 102.00 N/R 928,890
1,250 5.000%, 7/01/54 7/25 at 102.00 N/R 1,137,337
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 N/R 167,526
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
450 5.000%, 11/15/24 11/22 at 100.00 N/R 445,721
1,500 4.750%, 11/15/28 11/22 at 100.00 N/R 1,422,540
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 1,485,990
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 N/R 271,941
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 N/R 2,039,800
1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding
Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/22 at 100.00 N/R 1,030,640
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 1,133,074
2,700 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 2,265,732
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
10/22 at 100.00 N/R 44,776
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series
2018, 5.000%, 10/01/43
10/23 at 100.00 N/R 897,740
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 N/R 4,079,280
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
1,115 5.000%, 12/01/28 No Opt. Call Baa2 1,188,713
300 5.000%, 12/01/30 No Opt. Call Baa2 319,578
1,750 5.000%, 12/01/36 12/30 at 100.00 Baa2 1,825,530
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 N/R 392,859
300 4.000%, 11/01/36, 144A 11/26 at 102.00 N/R 256,101
1,015 4.000%, 11/01/42, 144A 11/26 at 102.00 N/R 811,767
850 Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian
Homes Interlude Transitional Care Projects, Refunding Series 2018,
5.000%, 5/01/43
5/23 at 102.00 N/R 849,932

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
$ 590 4.000%, 9/01/31 9/24 at 100.00 N/R $ 565,834
400 4.000%, 9/01/32 9/24 at 100.00 N/R 380,320
500 4.100%, 9/01/33 9/24 at 100.00 N/R 476,530
315 4.200%, 9/01/36 9/24 at 100.00 N/R 297,738
300 4.250%, 9/01/37 9/24 at 100.00 N/R 283,422
1,000 5.000%, 9/01/42 9/24 at 100.00 N/R 1,001,500
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
(WI/DD, Settling 9/01/22)
9/27 at 100.00 N/R 584,892
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,204,393
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
650 5.000%, 8/01/49 8/24 at 102.00 N/R 650,423
5,000 5.000%, 8/01/54 8/24 at 102.00 N/R 4,936,900
53,855 Total Long-Term Care 50,509,621
Tax Obligation/General - 26.1%
1,410 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa2 1,583,176
Anoka-Hennepin Independent School District 11, Coon
Rapids, Minnesota, General Obligation Bonds, School
Building Series 2020A:
1,475 3.000%, 2/01/34 2/28 at 100.00 AAA 1,439,998
1,355 3.000%, 2/01/43 2/28 at 100.00 AAA 1,119,420
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 AA 2,243,151
2,000 Bloomington Independent School District 271, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance, Series
2017A, 4.000%, 2/01/40
2/27 at 100.00 AAA 2,011,140
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,500 4.000%, 2/01/38 2/27 at 100.00 AAA 3,536,365
3,825 4.000%, 2/01/42 2/27 at 100.00 AAA 3,836,819
2,000 4.000%, 2/01/43 2/27 at 100.00 AAA 2,003,340
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
1,090 4.000%, 2/01/36 2/27 at 100.00 Aa2 1,119,376
1,880 4.000%, 2/01/38 2/27 at 100.00 Aa2 1,891,976
2,715 4.000%, 2/01/41 2/27 at 100.00 Aa2 2,723,905
2,260 4.000%, 2/01/42 2/27 at 100.00 Aa2 2,247,208
2,095 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 N/R 2,030,516
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 AAA 1,154,652
Cloquet Independent School District 94, Carlton and Sant
Louis Counties, Minnesota, General Obligation Bonds,
School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 Aa2 1,054,790
1,000 4.000%, 2/01/36 2/25 at 100.00 Aa2 1,013,980
Dawson-Boyd Independent School District 378, Yellow
Medicine County, Minnesota, General Obligation Bonds,
School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 AAA 1,211,994
1,145 4.000%, 2/01/32 2/28 at 100.00 AAA 1,207,276

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 500 Dilworth-Glyndon-Felton Independent School District 2164, Clay County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/35
2/26 at 100.00 AAA $ 492,100
Duluth Independent School District 709, Saint Louis
County, Minnesota, General Obligation Bonds, Capital
Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 Aa2 946,646
1,480 0.000%, 2/01/32 2/28 at 92.24 Aa2 1,002,922
535 0.000%, 2/01/33 2/28 at 89.86 Aa2 343,925
595 Duluth, Minnesota, General Obligation Bonds, Refunding Capital
Improvement Series 2019C, 5.000%, 2/01/32
2/29 at 100.00 AA 671,106
1,500 Eden Prairie Independent School District 272, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2019B,
4.000%, 2/01/31
2/28 at 100.00 Aa2 1,595,850
1,250 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 2/01/30
2/28 at 100.00 AAA 1,415,688
2,145 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 5.000%, 2/01/29
No Opt. Call AA+ 2,456,904
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 Aa2 469,282
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 AAA 554,169
Hennepin County, Minnesota, General Obligation Bonds,
Series 2020A:
1,000 5.000%, 12/01/34 12/30 at 100.00 AAA 1,153,930
4,855 5.000%, 12/01/36 12/30 at 100.00 N/R 5,552,518
735 5.000%, 12/01/38 12/30 at 100.00 N/R 831,814
1,390 Hutchinson Independent School District 423, McLeod, Meeker, Renville
Counties, Minnesota, General Obligation Bonds, School Building Series
2016A, 5.000%, 2/01/28
2/26 at 100.00 Aa2 1,508,664
5,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 5,013,450
3,000 Independent School District No. 319, Nashwauk-Keewatin, Minnesota,
General Obligation School Building Bonds, Series 2022A, 4.000%,
2/01/48
2/31 at 100.00 N/R 2,833,740
100 La Crescent, Minnesota, General Obligation Bonds, Series 2019B, 4.000%,
2/01/27
No Opt. Call A1 105,288
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 Aa2 530,060
Lake Crystal, Minnesota, General Obligation Bonds, Series
2019A:
145 3.000%, 12/15/27 No Opt. Call AA 148,041
145 3.000%, 12/15/28 12/27 at 100.00 AA 147,452
160 3.000%, 12/15/29 12/27 at 100.00 AA 161,904
2,365 Lake Superior Independent School District 381, Lake County, Minnesota,
General Obligation Bonds, School Building Series 2022A, 4.000%,
2/01/31
2/30 at 100.00 N/R 2,549,423
590 Lester Prairie Independent School District 424, McLeaod County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/31
2/29 at 100.00 Aa2 628,356
Maccray Independent School District 2180, Chippewa,
Kandiyohi and Renville Counties,  Minnesota, General
Obligation Bonds, School Building Series 2020A:
2,040 3.000%, 2/01/29 2/28 at 100.00 Aa2 2,062,664
Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 1/23 at 100.00 AA 660,264
500 4.000%, 1/01/45 - AGM Insured 1/23 at 100.00 AA 501,350

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 645 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2020A, 4.000%, 2/01/38
2/29 at 100.00 Aa2 $ 654,798
Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A:
245 4.000%, 2/01/32 2/30 at 100.00 AAA 261,062
2,250 4.000%, 2/01/45 2/30 at 100.00 AAA 2,141,370
1,500 4.000%, 2/01/50 2/30 at 100.00 AAA 1,408,725
1,300 Marshall Independent School District 413, Lyon County, Minnesota,
General Obligation Bonds, School Building Series 2019B, 4.000%,
2/01/28
No Opt. Call Aa2 1,384,435
1,495 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/36
2/28 at 100.00 AAA 1,525,050
2,060 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2019B, 4.000%, 2/01/35
2/29 at 100.00 AAA 2,128,021
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 AAA 2,256,701
2,720 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/37
8/28 at 100.00 N/R 2,997,413
155 Minnesota State, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 8/01/36
8/29 at 100.00 AAA 173,753
2,425 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/36
8/30 at 100.00 AAA 2,734,188
Minnesota State, General Obligation Bonds, Various
Purpose Series 2021A:
5,000 4.000%, 9/01/33 9/31 at 100.00 N/R 5,341,750
500 4.000%, 9/01/38 9/31 at 100.00 N/R 514,415
1,330 4.000%, 9/01/39 9/31 at 100.00 N/R 1,360,723
1,000 4.000%, 9/01/40 9/31 at 100.00 N/R 1,018,870
Montgomery Independent School District 2905, Minnesota,
General Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 Aa2 258,900
500 4.000%, 2/01/36 2/25 at 100.00 Aa2 517,800
Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
1,685 3.000%, 2/01/43 2/28 at 100.00 Aa2 1,394,506
1,100 3.000%, 2/01/44 2/28 at 100.00 Aa2 901,252
1,850 Mora Independent School District 332, Kanabec County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%,
2/01/30
2/28 at 100.00 AAA 1,856,790
300 Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B,
4.000%, 2/01/43
2/25 at 100.00 A+ 305,052
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa2 1,956,720
595 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Refunding
Alternate Facilities Series 2019C, 4.000%, 2/01/30
2/28 at 100.00 Aa2 630,444
1,600 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, School Building
Series 2019A, 5.000%, 2/01/32
2/28 at 100.00 Aa2 1,773,392
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 AAA 519,368
1,265 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/30
2/29 at 100.00 N/R 1,443,593
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 N/R 1,806,883

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA $ 4,022,280
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa2 1,259,688
Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building
Series 2018A:
3,250 5.000%, 2/01/30 2/27 at 100.00 Aa2 3,566,680
2,500 4.000%, 2/01/35 2/27 at 100.00 Aa2 2,565,925
1,500 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 1,518,420
Russell-Tyler-Ruthton Public Schools Independent School
District 2902, Minnesota, General Obligation Bonds,
Series 2019A:
1,620 5.000%, 2/01/30 2/29 at 100.00 AAA 1,848,712
1,700 4.000%, 2/01/31 2/29 at 100.00 AAA 1,816,263
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 N/R 777,416
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35
2/23 at 100.00 Aa2 576,903
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,008,910
Saint Michael Independent School District 885, Wright
County, Minnesota, General Obligation Bonds, School
Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 Aa2 1,408,594
1,400 4.000%, 2/01/30 2/26 at 100.00 Aa2 1,466,374
1,885 3.200%, 2/01/32 2/26 at 100.00 Aa2 1,895,462
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 N/R 1,844,250
1,180 4.000%, 2/01/43 2/30 at 100.00 N/R 1,174,584
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 Aa2 260,327
425 4.000%, 2/01/34 2/27 at 100.00 Aa2 439,344
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa2 2,506,675
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa2 1,392,297
670 4.000%, 2/01/33 2/27 at 100.00 Aa2 692,626
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2020A:
1,575 5.000%, 2/01/28 No Opt. Call Aa2 1,762,504
1,575 4.000%, 2/01/29 2/28 at 100.00 Aa2 1,675,107
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 N/R 1,034,450
2,030 4.000%, 2/01/35 2/30 at 100.00 N/R 2,091,387
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa2 1,040,820
345 Swift County-Benson Hospital Disrict, Minnesota, Congregate Senior
Revenue Bonds, Series 2020A, 4.000%, 2/01/29
No Opt. Call AA- 370,416

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Virginia, Minnesota, General Obligation Bonds, Sales Tax
Series 2020A:
$ 535 4.000%, 2/01/31 - AGM Insured 2/28 at 100.00 AA $ 563,944
500 4.000%, 2/01/32 - AGM Insured 2/28 at 100.00 AA 524,395
815 4.000%, 2/01/33 - AGM Insured 2/28 at 100.00 AA 850,314
655 4.000%, 2/01/35 - AGM Insured 2/28 at 100.00 AA 676,176
245 4.000%, 2/01/37 - AGM Insured 2/28 at 100.00 AA 248,626
2,500 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 Aa2 2,520,750
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Buidling Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 Aa2 1,379,619
1,685 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/32
2/28 at 92.57 AAA 1,213,604
1,220 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 1,228,516
153,155 Total Tax Obligation/General 156,254,924
Tax Obligation/Limited - 10.2%
535 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/32
2/29 at 100.00 A2 511,251
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call Aa2 791,813
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 N/R 303,267
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 133,030
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
3/23 at 100.00 N/R 425,060
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 AA+ 1,094,589
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 AA+ 212,240
475 4.000%, 8/01/34 8/27 at 100.00 AA+ 492,841
325 4.000%, 8/01/35 8/27 at 100.00 AA+ 335,156
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 AA+ 1,087,414
2,450 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/29
No Opt. Call AA+ 2,616,134
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 N/R 939,380
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 N/R 426,065
500 3.000%, 8/01/39 8/31 at 100.00 N/R 419,440
500 3.000%, 8/01/40 8/31 at 100.00 N/R 414,350
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
765 5.000%, 8/01/34 8/31 at 100.00 N/R 868,902
2,810 4.000%, 8/01/35 8/31 at 100.00 N/R 2,803,340
2,925 4.000%, 8/01/36 8/31 at 100.00 N/R 2,892,416
3,045 4.000%, 8/01/37 8/31 at 100.00 N/R 2,978,345
3,165 4.000%, 8/01/38 8/31 at 100.00 N/R 3,059,258
3,515 4.000%, 8/01/43 8/31 at 100.00 N/R 3,270,426
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 A1 1,470,162
580 3.750%, 2/01/36 2/25 at 100.00 A1 580,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 $ 4,518,626
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 A1 1,011,650
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 Aa3 184,832
200 4.000%, 5/01/32 5/27 at 100.00 Aa3 208,422
100 4.000%, 5/01/33 5/27 at 100.00 Aa3 103,384
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 N/R 4,535,415
4,077 5.000%, 7/01/58 7/28 at 100.00 N/R 3,955,098
2,049 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,994,210
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call Baa2 1,280,375
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
355 5.000%, 2/01/32 2/25 at 100.00 A1 373,769
520 5.000%, 2/01/34 2/25 at 100.00 A1 546,743
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
195 4.250%, 4/01/25 4/23 at 100.00 N/R 192,976
430 4.875%, 4/01/30 4/23 at 100.00 N/R 419,740
1,665 5.250%, 4/01/43 4/23 at 100.00 N/R 1,555,693
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 AAA 2,620,098
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B:
1,005 4.000%, 2/01/36 2/29 at 100.00 AAA 1,040,185
1,000 4.000%, 2/01/37 2/29 at 100.00 AAA 1,017,810
3,325 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 4.000%, 2/01/30
2/28 at 100.00 AAA 3,558,481
2,100 University of Minnesota, Special Purpose Revenue Bonds, State Supported
Biomedical Science Research Facilities Funding Program, Refunding
Series 2021A, 5.000%, 8/01/33
No Opt. Call N/R 2,484,867
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
280 4.000%, 2/01/32 2/31 at 100.00 Baa1 284,063
250 4.000%, 2/01/34 2/31 at 100.00 Baa1 251,230
425 4.000%, 2/01/38 2/31 at 100.00 Baa1 415,335
700 4.000%, 2/01/41 2/31 at 100.00 Baa1 670,481
61,386 Total Tax Obligation/Limited 61,348,658
Transportation - 7.4%
390 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/31
1/27 at 100.00 AA- 424,433
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,000 5.000%, 1/01/31 1/24 at 100.00 A+ 2,053,840
1,175 5.000%, 1/01/32 1/24 at 100.00 A+ 1,205,362
750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/26, (AMT)
1/24 at 100.00 A+ 768,600

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
$ 30 5.000%, 1/01/31 7/29 at 100.00 A+ $ 33,642
1,000 5.000%, 1/01/33 7/29 at 100.00 N/R 1,110,790
70 5.000%, 1/01/37 7/29 at 100.00 A+ 75,670
1,250 5.000%, 1/01/44 7/29 at 100.00 A+ 1,326,588
280 5.000%, 1/01/49 7/29 at 100.00 A+ 295,845
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
2,710 5.000%, 1/01/32, (AMT) 7/29 at 100.00 N/R 2,925,743
2,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 A+ 2,416,265
2,215 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+ 2,322,383
7,095 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 7,366,171
6,500 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 6,718,725
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
125 5.000%, 1/01/33 1/27 at 100.00 AA- 134,961
1,630 5.000%, 1/01/37 1/27 at 100.00 AA- 1,734,206
5,580 5.000%, 1/01/46 1/27 at 100.00 AA- 5,799,350
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%,
1/01/34, (AMT)
1/27 at 100.00 A+ 497,639
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
4,700 5.000%, 1/01/47, (AMT) (WI/DD, Settling 9/07/22) 1/32 at 100.00 N/R 4,923,344
2,175 5.250%, 1/01/47, (AMT) (WI/DD, Settling 9/07/22) 1/32 at 100.00 N/R 2,321,312
42,450 Total Transportation 44,454,869
U.S. Guaranteed - 1.3% (4)
1,135 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,163,716
2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 2,043,360
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 1,715,760
1,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa3 1,034,000
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 1,601,007
7,265 Total U.S. Guaranteed 7,557,843
Utilities - 9.8%
250 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/42 - AGM Insured
1/30 at 100.00 N/R 245,103
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,276,419
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 140,550
235 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 235,475
470 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/44 - AGM Insured
12/28 at 100.00 N/R 377,936
1,335 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 N/R 1,354,945

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014A:
$ 1,000 4.000%, 10/01/31 10/24 at 100.00 A1 $ 1,022,640
1,000 4.000%, 10/01/32 10/24 at 100.00 A1 1,018,420
2,795 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 A1 3,007,392
3,500 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 3,748,395
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 A- 411,708
675 4.000%, 10/01/33 10/27 at 100.00 A- 687,008
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 A- 374,759
270 4.000%, 10/01/29 10/27 at 100.00 A- 284,707
2,000 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 1,965,960
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,180,177
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
300 3.000%, 10/01/34 10/27 at 100.00 A- 271,275
675 4.000%, 10/01/41 10/27 at 100.00 A- 674,966
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,100,165
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
3,055 0.000%, 1/01/23 - NPFG Insured No Opt. Call A+ 3,029,521
10,530 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 10,157,343
5,005 0.000%, 1/01/25 - NPFG Insured No Opt. Call A+ 4,686,582
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 5,660,329
Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 AA 236,992
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 AA 266,739
13,965 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa3 15,204,394
58,180 Total Utilities 58,619,900
$ 594,701 Total Long-Term Investments (cost $619,631,510) 595,691,786
Other Assets Less Liabilities - 0.7% 4,015,680
Net Assets - 100% $ 599,707,466

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 595,691,786 $ – $ 595,691,786
Total
$ – $ 595,691,786 $ – $ 595,691,786
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.9%
X 111,584,322 MUNICIPAL BONDS - 97.9%
X 111,584,322
Consumer Staples - 0.0%
$ 65 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ $ 58,260
Education and Civic Organizations - 7.1%
1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 A2 1,555,695
1,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 A2 961,140
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 N/R 1,302,932
Saline County, Nebraska, Educational Facilities Revenue
Bonds, Doane College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 A 320,818
445 3.000%, 2/15/35 2/29 at 100.00 A 390,732
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 AA 403,545
Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2022:
450 4.000%, 3/15/29 - AGM Insured 1/27 at 100.00 N/R 473,472
500 4.000%, 3/15/47 - AGM Insured 1/27 at 100.00 N/R 470,500
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 Aa1 1,009,370
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 5.000%, 7/15/31
No Opt. Call Aa1 1,170,240
7,950 Total Education and Civic Organizations 8,058,444
Health Care - 7.4%
200 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB 200,230
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 AA- 557,526
300 4.000%, 11/15/41 11/30 at 100.00 AA- 289,269
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 AA- 186,709
1,060 5.000%, 11/15/47 5/27 at 100.00 AA- 1,085,652
650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28
5/26 at 100.00 N/R 703,749
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 A- 782,920
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 A 497,320
2,000 5.000%, 11/01/45 11/25 at 100.00 A 2,055,840
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 BBB 263,260

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 500 5.000%, 7/01/34 7/25 at 100.00 BBB $ 512,850
435 5.000%, 7/01/35 7/25 at 100.00 BBB 445,684
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+ 895,387
8,300 Total Health Care 8,476,396
Housing/Single Family - 2.4%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 AA+ 630,472
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 AA+ 78,141
50 1.950%, 9/01/37 3/30 at 100.00 AA+ 43,847
2,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2022E, 1.700%, 3/01/49, (Mandatory Put 9/07/22)
8/22 at 100.00 N/R 2,000,000
2,810 Total Housing/Single Family 2,752,460
Long-Term Care - 3.0%
Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A:
3,500 4.000%, 1/01/44 1/26 at 102.00 AA 3,220,840
200 4.000%, 1/01/49 1/26 at 102.00 AA 180,796
3,700 Total Long-Term Care 3,401,636
Tax Obligation/General - 37.4%
Adams County School District 18, Nebraska, General
Obligation Bonds, Hastings Public Schools, Series 2019:
600 4.000%, 12/15/38 5/29 at 100.00 Aa3 606,528
975 4.000%, 12/15/44 5/29 at 100.00 Aa3 934,528
Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building
Series 2016:
1,000 4.000%, 12/15/30 4/26 at 100.00 AA- 1,046,280
500 3.000%, 12/15/36 4/26 at 100.00 AA- 448,500
1,500 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40
12/29 at 100.00 A+ 1,486,140
Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2022:
250 2.000%, 12/15/23 - AGM Insured No Opt. Call N/R 248,595
260 5.000%, 12/15/28 - AGM Insured No Opt. Call N/R 294,645
1,250 4.000%, 12/15/47 - AGM Insured 12/32 at 100.00 N/R 1,211,562
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%,
6/15/33
3/24 at 100.00 AA- 1,107,876
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 AA- 886,830
1,500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 AA- 1,170,435
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 AA 1,195,125
1,235 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools, Series 2022, 5.000%, 12/15/25
No Opt. Call N/R 1,336,258
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 AA- 1,010,280
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 AA- 750,765

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Douglas County School District 10 Elkhorn, Nebraska,
General Obligation Bonds, Series 2020:
$ 430 4.000%, 12/15/39 12/30 at 100.00 AA- $ 430,585
400 4.000%, 12/15/40 12/30 at 100.00 AA- 395,520
Douglas County School District 54, Ralston, Nebraska,
General Obligation Bonds, Refunding Series 2021:
500 4.000%, 12/15/36 12/30 at 100.00 N/R 511,010
750 3.000%, 12/15/46 12/30 at 100.00 N/R 578,940
Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022:
550 4.000%, 5/15/28 5/27 at 100.00 N/R 577,874
700 4.000%, 5/15/29 5/27 at 100.00 N/R 733,726
500 4.000%, 5/15/30 5/27 at 100.00 N/R 519,740
1,000 4.000%, 5/15/42 5/27 at 100.00 N/R 972,610
La Vista, Nebraska, General Obligation Bonds, Offstreet
Parking Series 2022:
305 4.000%, 9/15/24 No Opt. Call N/R 313,717
Lancaster County School District 1, Lincoln, Nebraska,
General Obligation Bonds, Series 2020:
3,240 5.000%, 1/15/30 No Opt. Call AAA 3,750,624
1,000 3.000%, 1/15/43 7/30 at 100.00 AAA 826,320
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call AA+ 214,011
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 AA+ 522,415
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 AA+ 507,015
1,000 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/38
4/29 at 100.00 AA+ 1,011,470
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2020A:
380 4.000%, 4/15/31 4/30 at 100.00 AA+ 409,868
540 3.000%, 4/15/39 4/30 at 100.00 AA+ 473,029
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
785 5.000%, 4/15/28 No Opt. Call N/R 886,563
1,000 3.000%, 4/15/41 4/31 at 100.00 N/R 851,030
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 AA+ 546,975
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 AA+ 993,660
Omaha-Douglas Public Building Commission, Nebraska,
General Obligation Bonds, Series 2020B:
850 3.000%, 5/01/36 5/29 at 100.00 AA+ 769,803
1,290 4.000%, 5/01/43 5/29 at 100.00 AA+ 1,281,421
Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B:
750 4.000%, 12/01/35 12/30 at 100.00 Aa2 777,495
795 3.000%, 12/01/40 12/30 at 100.00 Aa2 662,855
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 AA- 721,845
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 AA- 1,102,500
1,000 5.000%, 6/15/41 6/29 at 100.00 AA- 1,098,440
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2020B:
750 3.000%, 12/15/43 12/25 at 100.00 AA- 609,015
750 3.000%, 12/15/44 12/25 at 100.00 AA- 598,575
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 Aa3 988,800

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saunders County School District 0001 (Ashland-Greenwood
Public Schools) in the State of Nebraska, General
Obligation Bonds, Series 2022:
$ 100 4.000%, 12/15/24 - BAM Insured No Opt. Call N/R $ 103,383
100 4.000%, 12/15/25 - BAM Insured No Opt. Call N/R 104,418
140 4.000%, 12/15/26 - BAM Insured No Opt. Call N/R 147,799
270 4.000%, 12/15/27 - BAM Insured No Opt. Call N/R 287,801
1,000 4.000%, 12/15/41 - BAM Insured 12/32 at 100.00 N/R 969,070
265 4.000%, 12/15/42 - BAM Insured 12/32 at 100.00 N/R 255,365
Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021:
500 3.000%, 12/15/42 12/30 at 100.00 A+ 401,905
850 3.000%, 12/15/50 12/30 at 100.00 A+ 641,121
Southeast Community College Area, Nebraska, Certificates
of Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 Aa1 241,744
1,000 5.000%, 12/15/47 6/28 at 100.00 Aa1 1,080,470
43,560 Total Tax Obligation/General 42,604,874
Tax Obligation/Limited - 11.5%
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
9/23 at 100.00 A 507,320
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/47
6/27 at 100.00 N/R 1,181,637
430 Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 Aa2 424,608
La Vista, Nebraska, General Obligation Bonds, Offstreet
Parking Series 2022:
190 4.000%, 9/15/23 No Opt. Call N/R 192,930
475 4.000%, 9/15/25 No Opt. Call N/R 494,432
400 4.000%, 9/15/26 No Opt. Call N/R 421,456
300 4.000%, 9/15/27 1/27 at 100.00 N/R 316,704
La Vista, Sarpy County, Nebraska, Tax Supported Bonds,
Taxable Refunding Series 2022:
625 5.000%, 9/15/26 - AGM Insured No Opt. Call N/R 684,975
1,000 5.000%, 9/15/42 - AGM Insured 6/27 at 100.00 N/R 1,062,620
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call N/R 1,115,268
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 AA+ 508,855
1,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2020B, 3.000%, 4/15/40
4/30 at 100.00 AA+ 860,010
Omaha Public Facilities Corporation, Nebraska, Lease
Revenue Bonds, Series 2021:
575 4.000%, 4/15/23 No Opt. Call N/R 580,848
380 4.000%, 4/15/24 No Opt. Call N/R 389,230
1,235 4.000%, 4/15/25 No Opt. Call N/R 1,279,645
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
750 4.550%, 7/01/40 7/28 at 100.00 N/R 749,993
800 4.750%, 7/01/53 7/28 at 100.00 N/R 765,040
600 5.000%, 7/01/58 7/28 at 100.00 N/R 582,060
1,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 5.000%, 6/01/24
No Opt. Call N/R 1,044,620
13,070 Total Tax Obligation/Limited 13,162,251
Transportation - 4.6%
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
145 6.000%, 10/01/34 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 149,146
80 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 82,279

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 70 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/36, (AMT)
7/30 at 100.00 Aa3 $ 70,687
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 Aa1 796,323
2,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 Aa1 1,990,880
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Refunding Bonds, Series 2017A:
1,000 5.000%, 12/15/34, (AMT) 12/26 at 100.00 Aa3 1,055,090
1,000 5.000%, 12/15/36, (AMT) 12/26 at 100.00 Aa3 1,052,250
5,120 Total Transportation 5,196,655
U.S. Guaranteed - 5.5% (4)
Colfax County School District 123 Schuyler Community
Schools, Nebraska, General Obligation Bonds, Refunding
Series 2019:
500 4.000%, 12/15/36, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 512,710
500 4.000%, 12/15/39, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 512,710
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 AA- 786,240
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
355 6.000%, 10/01/34, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 367,908
85 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 88,428
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2013A:
715 4.500%, 11/15/28, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 733,032
365 4.500%, 11/15/29, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 374,206
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3 784,470
Sarpy County School District 1, Bellevue Public School,
Nebraska, General Obligation Bonds, School Building
Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 618,596
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 584,854
600 University of Nebraska, Revenue Bonds, Omaha Student Housing Project,
Refunding Series 2017A, 5.000%, 5/15/32, (Pre-refunded 11/15/27)
11/27 at 100.00 Aa1 675,408
220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/23, (ETM)
No Opt. Call BBB+ 225,436
5,910 Total U.S. Guaranteed 6,263,998
Utilities - 19.0%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call A 495,992
Columbus, Nebraska, Combined Revenue Bonds, Refunding
Series 2020:
375 4.000%, 6/15/34 6/30 at 100.00 AA 394,275
400 4.000%, 6/15/35 6/30 at 100.00 AA 413,944
1,000 District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/28
No Opt. Call AA+ 1,128,110
Grand Island, Nebraska, Combined Utilities Revenue Bonds,
Refunding Series 2020A:
750 4.000%, 8/15/35 - AGM Insured 8/30 at 100.00 AA 774,675
800 4.000%, 8/15/37 - AGM Insured 8/30 at 100.00 AA 813,928
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,010,384
235 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 235,475
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 AA 948,848
450 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%,
9/01/33
3/30 at 100.00 AA 514,481

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 AA $ 491,835
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 A+ 1,578,765
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 AA 502,325
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2016A, 4.000%, 2/01/38
2/26 at 100.00 AA 1,003,100
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,082,120
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 AA 1,088,490
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 A+ 284,160
1,500 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding
Series 2019, 4.000%, 4/01/39
4/29 at 100.00 AA 1,502,865
Omaha, Nebraska, Sanitary Sewage System Revenue Bonds,
Refunding Series 2020A:
440 4.000%, 4/01/38 4/30 at 100.00 AA 445,584
370 4.000%, 4/01/39 4/30 at 100.00 AA 370,884
300 4.000%, 4/01/40 4/30 at 100.00 AA 296,712
1,850 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2014,
5.000%, 11/15/34
11/24 at 100.00 AA 1,945,238
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 A2 1,050,640
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 A2 1,608,060
600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 628,458
20,655 Total Utilities 21,609,348
$ 111,140 Total Long-Term Investments (cost $120,011,523) 111,584,322
Other Assets Less Liabilities - 2.1% 2,344,267
Net Assets - 100% $ 113,928,589

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 111,584,322 $ – $ 111,584,322
Total
$ – $ 111,584,322 $ – $ 111,584,322
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
MUNICIPAL BONDS - 98.7%
Education and Civic Organizations - 3.8%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 BBB $ 1,141,067
Forest Grove, Oregon, Student Housing Revenue Bonds,
Oak Tree Foundation, Inc. Project, Series 2017:
350 5.000%, 3/01/23 No Opt. Call BBB- 352,821
440 5.000%, 3/01/24 No Opt. Call BBB- 448,963
505 5.000%, 3/01/25 No Opt. Call BBB- 519,912
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 N/R 111,698
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 N/R 896,742
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 N/R 101,354
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 N/R 597,480
Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 A 472,982
800 5.000%, 4/01/30 4/25 at 100.00 A 839,456
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 N/R 977,790
Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A:
850 4.000%, 10/01/23 No Opt. Call Baa2 856,834
1,000 5.000%, 10/01/35 10/30 at 100.00 Baa2 1,064,940
8,220 Total Education and Civic Organizations 8,382,039
Health Care - 15.3%
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 A+ 375,311
1,000 5.000%, 1/01/33 1/26 at 100.00 A+ 1,045,380
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2020A:
720 5.000%, 1/01/29 No Opt. Call A+ 789,624
715 4.000%, 1/01/34 1/31 at 100.00 A+ 712,076
Klamath Falls Intercommunity Hospital Authority, Oregon,
Revenue Bonds, Sky Lakes Medical Center Project,
Refunding Series 2016:
730 5.000%, 9/01/29 9/26 at 100.00 A 777,099
200 5.000%, 9/01/30 9/26 at 100.00 A 212,332
600 5.000%, 9/01/31 9/26 at 100.00 A 634,950
270 5.000%, 9/01/32 9/26 at 100.00 A 285,023
500 Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds,
Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24
9/22 at 100.00 A 500,235
1,350 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33
8/30 at 100.00 A+ 1,477,778
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 A+ 1,057,930
Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2014A:
690 5.000%, 11/15/25 5/24 at 100.00 AA- 713,191
4,155 4.125%, 11/15/32 5/24 at 100.00 AA- 4,184,210
1,815 Oregon Facilities Authority, Revenue Bonds, Providence Health & Services,
Series 2013A, 5.000%, 10/01/23
No Opt. Call AA- 1,861,391

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call BBB+ $ 657,684
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 BBB+ 510,705
1,325 5.000%, 10/01/30 10/26 at 100.00 BBB+ 1,391,343
1,210 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 5.000%, 7/01/33
1/32 at 100.00 N/R 1,379,206
4,000 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/33
7/26 at 100.00 AA- 4,273,200
Oregon Health and Science University, Revenue Bonds,
Series 2019A:
2,070 5.000%, 7/01/29 No Opt. Call AA- 2,364,416
500 5.000%, 7/01/31 1/30 at 100.00 AA- 563,475
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 AA- 2,463,618
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
1,355 5.000%, 5/15/29 5/26 at 100.00 AA- 1,454,796
560 5.000%, 5/15/30 5/26 at 100.00 AA- 599,407
1,000 5.000%, 5/15/31 5/26 at 100.00 AA- 1,066,580
Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022:
1,230 5.000%, 7/01/33 7/32 at 100.00 N/R 1,301,401
695 5.000%, 7/01/34 7/32 at 100.00 N/R 730,327
31,385 Total Health Care 33,382,688
Housing/Multifamily - 0.9%
Clackamas County Housing Authority, Oregon, Multifamily
Housing Revenue Bonds, Easton Ridge Apartments
Project, Series 2013A:
285 4.000%, 9/01/22 No Opt. Call Aa2 285,000
195 4.000%, 9/01/23 3/23 at 100.00 Aa2 196,186
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 Aa2 350,098
1,000 Oregon Facilities Authority, Revenue Bonds, College Housing Northwest
Projects, Refunding Series 2013, 5.000%, 10/01/24, (Pre-refunded
10/01/23)
10/23 at 100.00 BBB- 1,025,120
1,820 Total Housing/Multifamily 1,856,404
Housing/Single Family - 0.7%
Oregon Housing and Community Services Department,
Single Family Mortgage Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 Aa2 782,801
825 1.950%, 7/01/33 7/30 at 100.00 Aa2 686,573
1,760 Total Housing/Single Family 1,469,374
Long-Term Care - 6.0%
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 N/R 289,016
300 5.000%, 11/15/28 11/25 at 102.00 N/R 302,847
315 5.000%, 11/15/29 11/25 at 102.00 N/R 316,550
330 5.000%, 11/15/30 11/25 at 102.00 N/R 330,574

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
$ 525 4.000%, 5/15/24 No Opt. Call N/R $ 524,118
445 4.000%, 11/15/24 No Opt. Call N/R 444,048
355 4.000%, 5/15/25 No Opt. Call N/R 353,633
460 4.000%, 11/15/25 No Opt. Call N/R 457,925
200 4.000%, 5/15/26 11/25 at 102.00 N/R 198,630
400 4.000%, 11/15/26 11/25 at 102.00 N/R 396,924
350 4.000%, 5/15/27 11/25 at 102.00 N/R 344,820
350 4.000%, 11/15/27 11/25 at 102.00 N/R 344,330
450 Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue
Valley Manor, Series 2013A, 5.000%, 10/01/24
10/23 at 100.00 A- 459,594
1,500 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
12/22 at 100.00 BB+ 1,501,575
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 BB+ 331,448
440 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R 444,440
370 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A,
4.000%, 12/01/36
12/28 at 103.00 BB+ 338,964
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 N/R 1,007,146
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 N/R 1,373,742
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 N/R 1,133,256
2,440 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 N/R 2,299,944
13,570 Total Long-Term Care 13,193,524
Tax Obligation/General - 41.1%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call AA+ 1,492,982
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
350 5.000%, 6/15/26 No Opt. Call AA+ 382,816
2,835 5.000%, 6/15/27 No Opt. Call AA+ 3,158,984
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 N/R 1,041,050
1,100 Chemeketa Community College District, Oregon, General Obligation
Bonds, Refunding Series 2014, 5.000%, 6/15/26
6/24 at 100.00 AA+ 1,149,335
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call Aa2 215,144
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 AA+ 1,740,308
1,250 Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28
6/25 at 100.00 AA+ 1,333,375
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
1,000 5.000%, 6/15/30 6/27 at 100.00 AA+ 1,103,340
2,000 5.000%, 6/15/33 6/27 at 100.00 AA+ 2,182,240
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 Aa1 656,282
550 5.000%, 6/15/32 6/28 at 100.00 Aa1 613,201
1,500 Clackamas County School District 46 Oregon Trail, Oregon, General
Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,652,880

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 AA+ $ 677,098
250 Clatskanie School District 6J, Columbia and Clatsop Counties, Oregon,
General Obligation Bonds, Series 2021, 4.000%, 6/15/33
6/31 at 100.00 AA+ 266,995
560 Clatsop County School District 1C Astoria, Oregon, General Obligation
Bonds, Series 2019B, 5.000%, 6/15/30
6/29 at 100.00 Aa1 642,202
500 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/31
6/29 at 100.00 Aa2 570,530
450 Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017, 5.000%, 6/15/33
6/27 at 100.00 Aa1 491,004
Coos County School District 9 Coos Bay, Oregon, General
Obligation Bonds, Series 2020:
185 5.000%, 6/15/31 6/30 at 100.00 AA+ 214,555
430 5.000%, 6/15/33 6/30 at 100.00 AA+ 489,082
765 5.000%, 6/15/34 6/30 at 100.00 AA+ 866,225
1,190 Crook County, Oregon, General Obligation Bonds, Convertible Capital
appreciation Series 2022, 0.000%, 6/01/33
6/32 at 100.00 N/R 1,082,733
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 922,030
875 Deschutes County School District 6, Sisters, Oregon, General Obligation
Bonds, Series 2021, 4.000%, 6/15/34
6/31 at 100.00 Aa1 926,476
2,035 Greater Albany School District 8J, Linn & Benton Counties, Oregon,
General Obligation Bonds, Series 2017, 5.000%, 6/15/32
6/27 at 100.00 AA+ 2,229,953
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 AA+ 2,966,391
Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019:
2,120 5.000%, 6/15/31 6/29 at 100.00 AA+ 2,384,067
1,620 5.000%, 6/15/33 6/29 at 100.00 AA+ 1,811,533
1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 AA+ 1,332,688
Jackson County School District 6, Central Point, Oregon,
General Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 Aa1 1,758,482
1,700 4.000%, 6/15/35 6/29 at 100.00 Aa1 1,777,622
Jefferson County School District 509J, General Obligation
Bonds, Series 2022:
250 4.000%, 6/15/33 6/32 at 100.00 N/R 267,618
375 4.000%, 6/15/34 6/32 at 100.00 N/R 399,202
355 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
10/22 at 100.00 Aa3 355,795
400 Lake County School District 52 Bethel, Oregon, General Obligation Bonds,
Series 2021B, 4.000%, 6/15/34
6/31 at 100.00 Aa1 425,104
1,200 Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith &
Credit Series 2017, 4.000%, 12/01/31
12/27 at 100.00 AAA 1,273,080
Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series
2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 N/R 1,057,060
750 4.000%, 6/15/34 6/30 at 100.00 Aa1 789,165
3,105 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, Series 2019, 4.000%, 6/15/35
6/29 at 100.00 Aa1 3,183,867
510 Lebanon Rural Fire Protection District, Linn County, Oregon, General
Obligation Bonds, Series 2020, 4.000%, 6/15/33 - BAM Insured
6/27 at 100.00 AA 525,509
205 Linn and Marion Counties School District 129J Santiam Canyon, Oregon,
General Obligation Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 228,991
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B:
1,135 5.000%, 6/15/32 6/30 at 100.00 AA+ 1,305,806
1,000 5.000%, 6/15/33 6/30 at 100.00 AA+ 1,139,640

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018:
$ 1,500 5.000%, 6/15/31 6/28 at 100.00 AA+ $ 1,682,775
2,000 5.000%, 6/15/33 6/28 at 100.00 AA+ 2,227,020
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 AA+ 1,127,560
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 AAA 2,632,225
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Refunding Series 2020:
135 4.000%, 6/01/33 6/30 at 100.00 Aa3 143,474
75 3.000%, 6/01/34 6/30 at 100.00 Aa3 70,489
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Series 2015A:
1,500 5.000%, 6/15/29 6/25 at 100.00 Aa1 1,597,965
2,250 5.000%, 6/15/30 6/25 at 100.00 Aa1 2,391,953
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 AA+ 1,345,723
Oregon City, Oregon, General Obligation Bonds, Series
2018:
360 5.000%, 6/01/30 6/28 at 100.00 AA+ 407,462
765 5.000%, 6/01/31 6/28 at 100.00 AA+ 862,132
25 Oregon State, General Obligation Bonds, Alterrnative Energy Series
2011B, 5.000%, 1/01/23, (AMT)
9/22 at 100.00 AA+ 25,034
Pacific Communities Health District, Oregon, General
Obligation Bonds, Series 2016:
325 5.000%, 6/01/27 6/26 at 100.00 A1 351,292
350 5.000%, 6/01/28 6/26 at 100.00 A1 377,409
750 5.000%, 6/01/29 6/26 at 100.00 A1 807,345
1,000 5.000%, 6/01/30 6/26 at 100.00 A1 1,073,150
770 5.000%, 6/01/31 6/26 at 100.00 A1 824,624
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 AA+ 1,349,041
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
225 3.750%, 6/15/28 No Opt. Call N/R 226,685
180 4.000%, 6/15/33 6/28 at 100.00 N/R 180,945
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 AA+ 977,571
Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/29 6/26 at 100.00 AA+ 1,629,285
1,050 5.000%, 6/15/30 6/26 at 100.00 AA+ 1,138,137
2,235 Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project,
Series 2014A, 5.000%, 6/01/28
6/24 at 100.00 Aaa 2,331,597
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
6/24 at 100.00 Aa3 365,558
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 Aa3 701,253
500 Rogue Community College District, Jackson and Jospehine Counties,
Oregon, General Obligation Bonds, Jackson County Service Area, Series
2016B, 4.000%, 6/15/31
6/26 at 100.00 Aa1 523,420
Umatilla County School District 6R Umatilla, Oregon,
General Obligation Bonds, Series 2017:
245 0.000%, 6/15/27 (4) No Opt. Call AA+ 261,207
340 0.000%, 6/15/29 (4) 6/27 at 100.00 AA+ 361,719
315 0.000%, 6/15/31 (4) 6/27 at 100.00 AA+ 332,067
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,388,419
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 894,169
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 Aaa 1,375,387

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Washington Multnomah & Yamhill Counties School District
1J Hillsboro, Oregon, General Obligation Bonds, Series
2017:
$ 990 5.000%, 6/15/31 6/27 at 100.00 Aa1 $ 1,086,703
3,750 5.000%, 6/15/32 6/27 at 100.00 Aa1 4,103,963
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 AA+ 1,101,920
Yamhill County School District 40, McMinnville, Oregon,
General Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 AA+ 1,045,740
1,000 4.000%, 6/15/32 6/26 at 100.00 AA+ 1,041,560
195 Yamhill County School District 8 Dayton, Oregon, General Obligation
Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33
6/29 at 100.00 AA+ 218,689
83,375 Total Tax Obligation/General 89,665,107
Tax Obligation/Limited - 10.0%
Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
225 5.000%, 6/01/32 6/30 at 100.00 Aa3 257,074
400 5.000%, 6/01/34 6/30 at 100.00 Aa3 452,776
600 Deschutes Public Library District, Deschutes County, Oregon, General
Obligation Bonds, Series 2021, 4.000%, 6/01/33
6/31 at 100.00 Aa2 644,766
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 BB 2,351,530
500 5.000%, 11/15/29 11/25 at 100.00 BB 518,510
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call N/R 1,720,249
460 5.000%, 10/01/32 No Opt. Call N/R 485,171
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 Aa3 825,023
1,270 Oregon Department of Administrative Services, State Lottery Revenue
Bonds, Refunding Series 2014B, 5.000%, 4/01/27
4/24 at 100.00 AAA 1,320,533
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 N/R 2,228,060
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
499 0.000%, 7/01/29 7/28 at 98.64 N/R 382,219
2,191 0.000%, 7/01/31 7/28 at 91.88 N/R 1,517,881
1,906 0.000%, 7/01/33 7/28 at 86.06 N/R 1,189,611
616 4.500%, 7/01/34 7/25 at 100.00 N/R 620,848
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 A3 1,776,368
1,000 Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27
No Opt. Call A 1,108,480
Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 A 1,090,030
2,060 4.000%, 10/01/33 4/28 at 100.00 A 2,079,632
340 Tri-County Metropolitan Transportation District, Oregon, Payroll Tax
Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34
9/29 at 100.00 AAA 380,606
750 Tri-County Metropolitan Transportation District, Oregon, Payroll Tax
Revenue Bonds, Senior Lien Series 2021A, 5.000%, 9/01/33
9/31 at 100.00 N/R 862,867
22,062 Total Tax Obligation/Limited 21,812,234
Transportation - 4.6%
Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016:
395 5.000%, 12/01/30 - AGM Insured 6/26 at 100.00 AA 423,341
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 AA 459,532
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 AA 403,826
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 AA 351,817

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 500 Port of Portland, Oregon, International Airport Revenue Bonds, Refunding
Series 2020-26C, 5.000%, 7/01/28, (AMT)
No Opt. Call A+ $ 544,835
1,030 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2011, 5.000%, 7/01/23, (AMT)
10/22 at 100.00 A+ 1,031,452
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2015-23, 5.000%, 7/01/28
7/25 at 100.00 A+ 1,347,428
Port of Portland, Oregon, International Airport Revenue
Bonds, Series 2019-25B:
1,105 5.000%, 7/01/31, (AMT) 7/29 at 100.00 A+ 1,203,931
1,850 5.000%, 7/01/33, (AMT) 7/29 at 100.00 A+ 1,988,121
2,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 N/R 2,203,880
9,305 Total Transportation 9,958,163
U.S. Guaranteed - 6.5% (5)
1,105 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27,
(Pre-refunded 6/15/24)
6/24 at 100.00 AA+ 1,156,172
500 Central Oregon Community College District, Crook, Jefferson, Deschutes,
Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds,
Series 2014, 5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 AA 522,050
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2014:
325 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 339,615
255 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 266,246
Marion County School District 103 Woodburn, Oregon,
General Obligation Bonds, Series 2015:
1,000 5.000%, 6/15/27, (Pre-refunded 6/15/25) 6/25 at 100.00 Aa1 1,067,550
1,000 5.000%, 6/15/33, (Pre-refunded 6/15/25) 6/25 at 100.00 Aa1 1,067,550
300 Marion-Clackamas Counties School District 4J Silver Falls, Oregon,
General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24,
(Pre-refunded 6/15/23)
6/23 at 100.00 Aa1 306,168
Oregon Facilities Authority, Revenue Bonds, Reed College,
Series 2017A:
795 5.000%, 7/01/30, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 886,632
425 4.000%, 7/01/32, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 454,138
1,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/27, (Pre-
refunded 11/15/24)
11/24 at 100.00 AAA 1,056,120
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 11/15/27, (Pre-
refunded 11/15/24)
11/24 at 100.00 AAA 2,112,240
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Refunding Senior Lien Series
2016A:
1,000 4.000%, 9/01/31, (Pre-refunded 9/01/26) 9/26 at 100.00 AAA 1,059,630
655 4.000%, 9/01/32, (Pre-refunded 9/01/26) 9/26 at 100.00 AAA 694,058
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 1,121,440
855 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 958,831
1,080 Umatilla County School District 016R Pendleton, Oregon, General
Obligation Bonds, Series 2014A, 5.000%, 6/15/29, (Pre-refunded
6/15/24)
6/24 at 100.00 Aa1 1,129,637
13,295 Total U.S. Guaranteed 14,198,077
Utilities - 9.8%
1,295 Albany, Oregon, General Obligation Bonds, Refunding Series 2013,
5.000%, 8/01/25
8/23 at 100.00 Aa3 1,324,746
Beaverton, Oregon, Water System Revenue Bonds, Series
2022:
2,090 4.000%, 4/01/35 4/32 at 100.00 N/R 2,189,860
2,150 4.000%, 4/01/36 4/32 at 100.00 N/R 2,237,699

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Central Lincoln Peoples Utility District, Oregon, Electric
Revenue Bonds, Series 2016:
$ 500 3.500%, 12/01/29 12/25 at 100.00 AA- $ 511,530
350 5.000%, 12/01/33 12/25 at 100.00 AA- 372,725
350 5.000%, 12/01/34 12/25 at 100.00 AA- 372,278
270 Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016,
5.000%, 11/01/33
5/25 at 100.00 AA- 283,972
500 Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/22 - AGM Insured
No Opt. Call A1 502,215
650 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/33
8/30 at 100.00 Aa2 690,768
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 A- 1,128,176
1,120 5.000%, 7/01/29 7/26 at 100.00 A- 1,184,019
1,180 5.000%, 7/01/30 7/26 at 100.00 A- 1,244,310
1,880 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series
2018A, 4.500%, 5/01/30
5/26 at 100.00 AA 1,987,611
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 Aa1 2,589,300
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 N/R 2,094,480
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,047,430
1,000 Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series
2014, 4.000%, 3/01/23
No Opt. Call AA 1,008,070
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33,
144A
5/29 at 100.00 A3 579,170
20,425 Total Utilities 21,348,359
$ 205,217 Total Long-Term Investments (cost $219,765,933) 215,265,969
Other Assets Less Liabilities - 1.3% 2,873,718
Net Assets - 100% $ 218,139,687

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 215,265,969 $ – $ 215,265,969
Total
$ – $ 215,265,969 $ – $ 215,265,969
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax